Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Schedule of Current Inventory and Non-Current Inventory
	December 31,
	2024	2023
Current inventory:
Finished goods	$2,596,456	$2,332,207
Work-in-process	128,451	92,439
Billets	2,601,270	1,929,808
Raw materials and supplies	4,574,146	4,661,167
Materials, spare parts and rollers	1,261,415	1,186,889
Materials in-transit	2,632	1,300
	$11,164,370	$10,203,810
	December 31,
	2024	2023

Coke	$1,414,703	$1,249,353
Spare parts	70,486	73,268
Rollers	203,701	197,308
Finished goods	353,095	353,095
	2,041,985	1,873,024

Less, valuation allowance at the lower of cost or net realizable value.	(353,095)	(353,095)
	$1,688,890	$1,519,929